Basis of presentation	12 Months Ended
Dec. 31, 2018
Disclosure Of Basis Of Presentation [Abstract]
Basis of presentation
2.	Basis of presentation

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board ("IASB") and interpretations issued by the IFRS Interpretations Committee ("IFRIC"). The accounting policies adopted in the preparation of the consolidated financial statements are those in effect as of January 1, 2018. The Company has not early adopted any standard, interpretation or amendment that has been issued but is not yet effective.

These consolidated financial statements were approved by the Board of Directors (the "Board") on March 25, 2019.

2.	Basis of presentation (continued)

(a)	Basis of consolidation

These consolidated financial statements include the accounts of Cronos Group Inc. and its subsidiaries, summarized in the following chart.

Subsidiaries	Jurisdiction of incorporation	Incorporation date	Ownership interest
Hortican Inc. ("Hortican")	Canada	January 17, 2013	100%
Peace Naturals Project Inc.	Canada	November 21, 2012	100%
Original BC Ltd.	Canada	March 15, 2013	100%
Cronos Canada Holdings Inc.	Canada	March 13, 2018	100%
Cronos Global Holdings Inc.	Canada	April 25, 2017	100%
Cronos Israel G.S. Cultivations Ltd. (i)	Israel	February 4, 2018	70%
Cronos Israel G.S. Manufacturing Ltd. (i)	Israel	September 4, 2018	90%
Cronos Israel G.S. Store Ltd. (i)	Israel	June 28, 2018	90%
Cronos Israel G.S. Pharmacies Ltd. (i)	Israel	February 15, 2018	90%
Cronos Group Celtic Holdings Ltd.	Ireland	February 6, 2018	100%
Cronos Malta Holdings Ltd.	Malta	October 25, 2018	100%

(i)	These Israeli entities are collectively known as "Cronos Israel".

In the consolidated statements of operations and comprehensive income (loss), profit or loss and other comprehensive income are attributed to the equity holders of the Company and to the non-controlling interests. Non-controlling interests in the equity of Cronos Israel are presented separately in the shareholders' equity section of the consolidated statements of financial position and consolidated statements of changes in equity.

(b)	Investments in equity accounted investees

Investees in which the Company has significant influence or joint control are accounted for using the equity method. The Company's investments in equity accounted investees are summarized in the following chart.

Equity accounted investees	Jurisdiction of incorporation	Ownership interest
Whistler Medical Marijuana Company ("Whistler")	Canada	19% (2017 - 20.3%)
Cronos Australia Limited ("Cronos Australia")	Australia	50%
MedMen Canada Inc. ("MedMen Canada")	Canada	50%
Cronos Growing Company Inc. ("Cronos GrowCo")	Canada	50%
NatuEra S.à r.l	Luxembourg	50%

(c)	Basis of measurement

Apart from biological assets and other investments, which are measured at fair value, the consolidated financial statements have been presented and prepared on the basis of historical cost.

2.	Basis of presentation (continued)

(d)	Functional and presentation currency

These consolidated financial statements are presented in Canadian dollars, which is the functional currency of the Company and all of its subsidiaries, with the exception of Cronos Israel which has a functional currency of the Israeli Shekel ("ILS").

(e)	Estimates and critical judgments by management

The preparation of these consolidated financial statements in conformity with IFRS requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. These estimates are reviewed periodically and adjustments are made as appropriate in the year they become known. Items for which actual results may differ materially from these estimates are described in the following section.

(i)	Business combinations

In determining the appropriate basis of accounting for an acquisition, judgment is used to determine if an acquisition is a business combination or an asset acquisition.

(ii)	Control, joint control, or level of influence

In determining the appropriate basis of accounting for the Company’s interests in investees, judgment is applied regarding the degree to which the Company has the ability to exert influence directly or indirectly over the investees’ financial and operating activities.

(iii)	Warrants and stock options

Warrants and stock options are initially valued at fair value, based on the application of the Black-Scholes option pricing model. This pricing model requires management to make various assumptions and estimates which are susceptible to uncertainty, including the volatility of the share price, expected dividend yield, expected term of the warrant or stock option and expected risk-free interest rate.

(iv)	Useful lives and impairment of long-lived assets

Long-lived assets are defined as property, plant and equipment and intangible assets with finite lives. Depreciation and amortization are dependent upon estimates of useful lives and impairment is dependent upon estimates of recoverable amounts. These are determined through the exercise of judgment, and are dependent upon estimates that take into account factors such as economic and market conditions, frequency of use, anticipated changes in laws, and technological improvements.

(v)	Impairment of cash-generating units and goodwill

The impairment test for cash generating units ("CGUs") to which goodwill is allocated is based on the value in use of the CGU, determined in accordance with the expected cash flow approach. The calculation is based on assumptions used to estimate future cash flows, the cash flow growth rate and the discount rate.

2.	Basis of presentation (continued)

(e)	Estimates and critical judgments by management (continued)

(vi)	Income taxes

Income taxes and tax exposures recognized in the consolidated financial statements reflect management's best estimate based on facts known at the reporting date. When the Company anticipates a future income tax payment based on its estimates, it recognizes a liability. The difference between the expected amount and the final tax outcome has an impact on current and deferred taxes when the Company becomes aware of this difference.

In addition, when the Company incurs losses for income tax purposes, it assesses the probability of taxable income being available in the future based on its budgeted forecasts. These forecasts are adjusted to take into account certain non-taxable income and expenses and specific rules on the use of unused credits and tax losses. When the forecasts indicate that sufficient future taxable income will be available to deduct the temporary differences, a deferred tax asset is recognized for all deductible temporary differences.

(vii)	Biological assets and inventory

Biological assets, consisting of cannabis plants, are measured at fair value less costs to sell. At the point of harvest, the biological assets are transferred to inventory at fair value less costs to sell. As a result, critical estimates related to the valuation of biological assets are also applicable to inventory. Determining the fair value less costs to sell requires the Company to make assumptions about the expected harvest yield from the cannabis plants, the value associated with each stage of the plants' growth cycle, estimated selling price, processing costs to convert harvested cannabis into finished goods, selling costs, the equivalency factor to convert dry cannabis into cannabis oil and the multiples of crude extract and isolate mass in diluted cannabis oil. The Company's estimates are, by their nature, subject to change. Refer to Note 7.

Inventory is valued at the lower of cost and net realizable value. Determining the net realizable value requires the Company to make assumptions about the estimated selling price in the ordinary course of business, the estimated costs of completion and the estimated variable costs to sell.

(viii)	Expected credit losses on financial assets

Determining an allowance for expected credit losses ("ECLs") for all debt financial assets not held at fair value through profit or loss requires management to make assumptions about the historical patterns for the probability of default, the timing of collection and the amount of incurred credit losses, which are adjusted based on management’s judgment about whether economic conditions and credit terms are such that actual losses may be higher or lower than what the historical patterns suggest.

(ix)	Variable consideration in revenue from contracts with customers

Determining the amount of variable consideration to recognize, and whether the amount of variable consideration should be constrained, is dependent on management's estimate of the most likely amount to which the Company will be entitled and the probability of a significant reversal in that amount. These determinations require management to make estimates based on historical amounts received, current economic conditions, and current industry conditions, in Canada and abroad, adjusted for forward looking information.

(x)	Returns from customers

Revenue is measured net of returns. As a result, the Company is required to estimate the amount of returns based on the historical data by customer and product type, adjusted for forward-looking information.